UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2005

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND July 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 96.65%

Advertising Agency 0.78%
Interpublic Group of Cos., Inc. (The)*	1,585,000	$19,812

Aerospace 0.25%
Moog Inc. Class A*	198,400	6,263

Air Transportation 1.15%
AMR Corp.*	1,295,000	18,195
Continental Airlines, Inc. Class B*	235,200	3,718
Frontier Airlines, Inc.*	570,900	7,011
Total		28,924

Aluminum 0.44%
Alcoa, Inc.	395,000	11,080

Auto Components 0.12%
Modine Manufacturing Co.	85,000	3,066

Auto Parts: After Market 0.27%
Genuine Parts Co.	151,300	6,928

Auto Parts: Original Equipment 0.48%
Dana Corp.	765,800	12,031
Proliance Int’l., Inc.*	20,033	126
Total		12,157

Banks: New York City 1.00%
Bank of New York Co., Inc. (The)	510,000	15,698
JPMorgan Chase & Co.	270,000	9,488
Total		25,186

Banks: Outside New York City 4.20%
Bank of America Corp.	680,086	29,652
Cullen/Frost Bankers, Inc.	710,000	35,571
Mellon Financial Corp.	580,000	17,667
TCF Financial Corp.	170,000	4,670
Wachovia Corp.	123,600	6,227
Wells Fargo & Co.	201,700	12,372
Total		106,159

Beverage: Soft Drinks 2.05%
PepsiCo, Inc.	950,000	51,803

Biotechnology Research & Production 0.75%
Baxter Int’l., Inc.	484,500	$19,026

Building: Materials 1.04%
Hughes Supply, Inc.	531,200	15,097
Simpson Manufacturing Co., Inc.	290,200	11,120
Total		26,217

Chemicals 4.32%
Cabot Corp.	420,200	14,535
Cytec Industries, Inc.	138,400	6,281
E.I. du Pont de Nemours & Co.	990,000	42,253
Eastman Chemical Co.	220,000	12,186
OM Group, Inc.*	133,400	3,125
Praxair, Inc.	620,000	30,622
Total		109,002

Communications Technology 4.54%
ADC Telecommunications, Inc.*	377,120	9,858
Avaya, Inc.*	1,428,200	14,753
McAfee, Inc.*	1,080,000	33,912
Motorola, Inc.	2,100,000	44,478
Tellabs, Inc.*	1,200,036	11,665
Total		114,666

Computer Services Software & Systems 3.20%
Cadence Design Systems, Inc.*	2,260,000	36,363
Computer Sciences Corp.*	145,000	6,638
Microsoft Corp.	1,475,000	37,775
Total		80,776

Computer Technology 0.61%
UNOVA, Inc.*	555,000	15,290

Consumer Products 0.38%
Gillette Co. (The)	180,000	9,661

Containers & Packaging: Metal & Glass 0.77%
Crown Holdings Inc.*	1,225,000	19,343

Containers & Packaging: Paper & Plastic 0.92%
Pactiv Corp.*	1,055,000	23,231

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Diversified Financial Services 1.39%
Citigroup, Inc.	804,400	$34,991

Diversified Manufacturing 0.33%
Ball Corp.	220,000	8,349

Drug & Grocery Store Chains 1.43%
CVS Corp.	429,200	13,318
Kroger Co.*	1,144,200	22,712
Total		36,030

Drugs & Pharmaceuticals 7.92%
GlaxoSmithKline plc ADR	645,171	30,607
MedImmune, Inc.*	82,600	2,347
Mylan Laboratories, Inc.	1,500,000	26,040
Novartis AG ADR	950,000	46,274
Pfizer, Inc.	840,000	22,260
Schering-Plough Corp.	1,430,000	29,773
Wyeth	935,000	42,776
Total		200,077

Electrical Equipment & Components 1.02%
Emerson Electric Co.	390,496	25,695

Electronics 1.75%
AVX Corp.	983,300	13,432
Vishay Intertechnology, Inc.*	2,200,000	30,844
Total		44,276

Electronics: Semi-Conductors / Components 0.34%
MEMC Electronic Materials, Inc.*	510,000	8,665

Engineering & Contracting Services 0.35%
Jacobs Engineering Group, Inc.*	150,000	8,832

Entertainment 2.22%
Viacom, Inc. Class B	580,000	19,424
Walt Disney Co. (The)	1,426,000	36,563
Total		55,987

Forest Products 0.69%
Georgia-Pacific Corp.	510,000	17,416

Gold 2.51%
Barrick Gold Corp.(a)	400,000	$9,800
Newmont Mining Corp.	1,430,000	53,696
Total		63,496

Healthcare Facilities 0.41%
Health Management Assoc.	440,300	10,479

Household Furnishings 0.55%
Ethan Allen Interiors Inc.	420,000	13,860

Identification Control & Filter Devices 2.67%
Hubbell, Inc.	420,000	19,068
IDEX Corp.	127,600	5,574
Parker Hannifin Corp.	650,000	42,718
Total		67,360

Insurance: Multi-Line 0.89%
CIGNA Corp.	54,000	5,764
Safeco Corp.	305,000	16,757
Total		22,521

Machinery: Agricultural 1.03%
Deere & Co.	355,000	26,103

Machinery: Engines 0.40%
Briggs & Stratton Corp.	270,000	10,090

Machinery: Industrial/Specialty 0.65%
Illinois Tool Works Inc.	103,800	8,891
Woodward Governor Co.	85,000	7,625
Total		16,516

Machinery: Oil Well Equipment & Services 5.80%
Baker Hughes, Inc.	290,000	16,397
Grant Prideco, Inc.*	915,000	29,371
Halliburton Co.	560,000	31,388
Helmerich & Payne, Inc.	281,470	16,078
Key Energy Services, Inc.*	870,000	11,397
Patterson-UTI Energy, Inc.	359,100	11,789

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Schlumberger Ltd.(a)	360,000	$30,146
Total		146,566

Machinery: Specialty 0.22%
JLG Industries, Inc.	175,100	5,488

Medical & Dental Instruments & Supplies 0.32%
Bausch & Lomb, Inc.	95,000	8,042

Metal Fabricating 2.64%
Quanex Corp.	636,400	38,820
Shaw Group, Inc. (The)*	192,200	3,675
Timken Co. (The)	910,000	24,088
Total		66,583

Milling: Fruit & Grain Processing 1.07%
Archer Daniels Midland Co.	1,180,000	27,069

Miscellaneous Equipment 0.68%
W.W. Grainger, Inc.	276,000	17,200

Miscellaneous Materials & Processing 0.15%
Rogers Corp.*	95,000	3,878

Multi-Sector Companies 7.81%
Carlisle Cos., Inc.	453,400	29,861
Eaton Corp.	495,000	32,343
General Electric Co.	1,980,000	68,310
Honeywell Int’l., Inc.	390,000	15,319
Trinity Industries, Inc.	795,000	29,455
Tyco Int’l. Ltd.(a)	725,100	22,094
Total		197,382

Oil: Crude Producers 0.69%
EOG Resources, Inc.	78,800	4,815
Grey Wolf, Inc.*	1,635,600	12,545
Total		17,360

Oil: Integrated Domestic 0.90%
GlobalSantaFe Corp.(a)	505,100	22,724

Oil: Integrated International 5.06%
Chevron Corp.	136,500	7,918
Exxon Mobil Corp.	2,040,012	$119,851
Total		127,769

Paints & Coatings 0.44%
Valspar Corp. (The)	226,500	11,112

Paper 0.76%
Bowater, Inc.	117,000	3,956
International Paper Co.	206,764	6,533
MeadWestvaco Corp.	295,000	8,620
Total		19,109

Publishing: Miscellaneous 1.36%
R.R. Donnelley & Sons Co.	950,000	34,247

Radio & TV Broadcasters 0.32%
Westwood One, Inc.	400,000	8,148

Railroads 0.57%
Union Pacific Corp.	205,000	14,414

Real Estate Investment Trusts 1.21%
Host Marriott Corp.	1,640,000	30,586

Restaurants 1.15%
Brinker Int’l., Inc.*	610,000	24,949
Yum! Brands, Inc.	80,100	4,193
Total		29,142

Retail 2.80%
Barnes & Noble, Inc.*	252,800	10,370
Federated Department Stores, Inc.	190,000	14,415
Foot Locker, Inc.	360,000	9,000
May Department Stores Co.	744,200	30,550
Pier 1 Imports, Inc.	456,700	6,494
Total		70,829

Savings & Loan 0.52%
Webster Financial Corp.	275,000	13,255

Services: Commercial 0.92%
Sabre Holdings Corp. Class A	380,000	7,296
Waste Management, Inc.	565,000	15,888
Total		23,184

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Shoes 0.20%
NIKE, Inc. Class B	60,000	$5,028

Soaps & Household Chemicals 0.26%
Procter & Gamble Co. (The)	120,000	6,676

Steel 0.46%
Steel Dynamics, Inc.	360,900	11,607

Transportation Miscellaneous 0.40%
United Parcel Service, Inc. Class B	137,600	10,041

Truckers 0.81%
Heartland Express, Inc.	320,000	6,659
Werner Enterprises, Inc.	725,000	13,753
Total		20,412

Utilities: Cable TV & Radio 1.54%
Comcast Corp. Class A*	1,300,075	39,002

Utilities: Electrical 1.87%
Ameren Corp.	330,000	18,355
CMS Energy Corp.*	1,143,000	18,105
NiSource, Inc.	444,500	10,797
Total		47,257

Utilities: Telecommunications 1.90%
Verizon Communications, Inc.	1,400,000	47,922

Total Common Stocks (cost $2,134,493,165)		2,441,365

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 3.78%

Repurchase Agreement 3.78%
Repurchase Agreement dated 7/29/2005, 2.66% due 8/1/2005 with State Street Bank & Trust Co. collateralized by $64,425,000 of Federal Home Loan Bank at 3.75% due 1/16/2007 and $1,405,000 of Federal Home Loan Mortgage Corp. at 3.75% due 4/15/2007 and $31,990,000 of Federal National Mortgage Assoc. at 2.71% due 1/30/2007; value: $97,341,994; proceeds: $95,450,851 (cost $95,429,698)	$95,430	95,430

Total Investments in Securities 100.43% (cost $2,229,922,863)		2,536,795
Liabilities in Excess of Other Assets (0.43%)		(10,816)
Net Assets 100.00%		$2,525,979

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2005

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 97.17%

Lord Abbett Developing Growth Fund, Inc. - Class Y*(a)	2,708,756	$47,539

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund - Class Y(b)	1,543,302	48,151

Lord Abbett Securities Trust – International Opportunities Fund - Class Y(b)	5,373,209	61,953

Total Investments in Underlying Funds (cost $130,275,425)		157,643

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 2.52%

Repurchase Agreement 2.52%
Repurchase Agreement dated 7/29/2005, 2.66% due 8/1/2005 with State Street Bank & Trust Co. collateralized by $4,125,000 of Federal National Mortgage Assoc. at 4.45% due 4/11/2008; value: $4,161,094; proceeds: 4,080,200 (cost $4,079,296)	$4,079	4,079

Total Investments in Securities 99.69% (cost $134,354,721)		161,722
Other Assets in Excess of Liabilities 0.31%		505
Net Assets 100.00%		$162,227

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(b)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2005

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 96.58%

Australia 0.72%
Qantas Airways Ltd.	629,507	$1,582

Austria 1.50%
Telekom Austria AG	163,008	3,295

Canada 2.38%
Alcan Inc.	96,400	3,256
OPTI Canada, Inc.*	81,400	1,969
Total		5,225

China 1.00%
China Petroleum & Chemical Corp.	5,068,021	2,200

Finland 0.49%
Stora Enso Oyj Registered Shares	80,800	1,071

France 12.30%
AXA	119,258	3,259
BNP Paribas	43,968	3,180
France Telecom S.A.	72,123	2,227
Lafarge S.A.	33,735	3,194
Lagardere SCA	30,617	2,211
PSA Peugeot Citroen S.A.	26,118	1,682
Sanofi-Aventis	44,251	3,828
Schneider Electric S.A.	13,162	1,035
TOTAL S.A.	12,593	3,161
VINCI S.A.	19,733	1,598
Vivendi Universal S.A.	50,945	1,621
Total		26,996

Germany 4.37%
Deutsche Bank AG
Registered Shares	25,216	2,186
Fresenius Medical Care AG	42,281	3,693
IVG Immobilien AG	52,696	1,067
METRO AG	21,663	1,089
Siemens AG	20,268	1,564
Total		9,599

Greece 3.08%
National Bank of Greece S.A.	109,835	$4,021
Public Power Corp. S.A.	109,750	2,744
Total		6,765

Hong Kong 3.28%
Bank of East Asia, Ltd.	521,100	1,585
China Mobile (Hong Kong) Ltd.	547,200	2,196
China Unicom Ltd.	1,455,000	1,292
China Unicom Ltd. ADR	131,300	1,178
Texwinca Holdings Ltd.	1,194,700	937
Total		7,188

Hungary 1.70%
Richter Gedeon Rt.	23,560	3,732

India 1.75%
Reliance Industries Ltd.	237,297	3,840

Ireland 3.27%
DEPFA BANK plc	222,820	3,593
Irish Life & Permanent plc	198,200	3,581
Total		7,174

Italy 2.45%
Enel S.p.A.	192,786	1,651
Mediaset S.p.A.	177,406	2,160
Saipem S.p.A.	104,820	1,559
Total		5,370

Japan 18.21%
Astellas Pharma Inc.	75,800	2,468
Don Quijote Co., Ltd.	28,570	1,629
East Japan Railway Co.	354	1,738
Fanuc Ltd.	25,100	1,786
Hoya Corp.	17,900	2,207
Inpex Corp.	297	1,920
Japan Tobacco Inc.	77	1,096

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Jupiter Telecommunications Co., Ltd.*	3,957	$3,291
Mizuho Financial Group, Inc.	492	2,219
Murata Manufacturing Co., Ltd.	33,000	1,597
Nitto Denko Corp.	36,739	2,019
ORIX Corp.	13,871	2,051
Sony Corp.	31,700	1,046
Sumitomo Corp.	399,000	3,364
Sumitomo Electric Industries, Ltd.	197,988	2,221
Taiyo Yuden Co., Ltd.	213,000	2,412
Takefuji Corp.	65,090	4,215
Yamada Denki Co., Ltd.	47,562	2,686
Total		39,965

Netherlands 2.95%
ING Groep N.V.	126,974	3,846
SBM Offshore N.V.	35,851	2,621
Total		6,467

Russia 1.17%
NovaTek OAO GDR*+	125,000	2,562

Singapore 1.02%
DBS Group Holdings Ltd.	231,000	2,235

South Korea 3.06%
Hana Bank	72,700	2,312
LG Chem, Ltd.	29,000	1,073
Samsung Electronics Co., Ltd.	6,060	3,335
Total		6,720

Spain 1.45%
ACS, Actividades de Construccion y Servicios, S.A.	56,179	1,625
Gestevision Telecinco, S.A.	65,855	1,561
Total		3,186

Sweden 0.73%
AB Volvo Class B	38,350	1,607

Switzerland 6.25%
Nestle S.A. Registered Shares	14,056	3,856
Novartis AG Registered Shares	71,503	$3,479
Serono S.A.	2,579	1,732
UBS AG Registered Shares	56,645	4,656
Total		13,723

Taiwan 3.18%
AU Optronics Corp. ADR	76,955	1,221
China Trust Financial Holding Co., Ltd.	1,517,118	1,604
Far Eastone Telecommunications Co., Ltd.	771,000	947
Mediatek Inc.*	211,429	2,229
Taiwan Mobile Co., Ltd.	993,000	980
Total		6,981

Thailand 1.29%
Thai Oil Co. Ltd.	1,980,389	2,829

Turkey 0.79%
Turkiye Garanti Bankasi A.S. ADR*	628,950	1,737

United Kingdom 18.19%
AstraZeneca plc	47,425	2,132
BAE SYSTEMS plc	717,552	3,884
BP plc	144,272	1,596
British American Tobacco plc	144,136	2,880
Cadbury Schweppes plc	223,651	2,154
National Grid Transco plc	217,384	2,002
O2 plc*	1,476,062	3,613
Prudential plc	374,322	3,530
Royal Bank of Scotland Group (The) plc	126,502	3,766
Smiths Group plc	127,694	2,151
Tesco plc	313,564	1,794
Tullow Oil plc	468,239	1,574
Vodafone Group plc	1,514,702	3,900
Wm Morrison Supermarkets plc	493,305	1,650
WPP Group plc	311,392	3,300
Total		39,926

Total Common Stocks (cost $200,085,760)		211,975

See Notes to Schedule of Investments.

2

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.58%

Repurchase Agreement 0.58%
Repurchase Agreement dated 7/29/2005, 2.66% due 8/1/2005 with State Street Bank & Trust Co. collateralized by $1,310,000 of Federal National Mortgage Assoc. at 3.875% due 11/17/2008; value: $1,300,175; proceeds: $1,274,914 (cost $1,274,631)	$1,275	$1,275

Total Investments in Securities 97.16% (cost $201,360,391)		213,250
Foreign Cash and Other Assets in Excess of Liabilities 2.84%		6,226
Net Assets 100.00%		$219,476

*	Non-income producing security.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
ADR	American Depository Receipt.
GDR	Global Depository Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2005

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 96.50%

Australia 2.53%
Newcrest Mining Ltd.	204,700	$2,540
Promina Group Ltd.	586,200	2,219
Total		4,759

Austria 2.40%
Telekom Austria AG	113,772	2,300
Wienerberger AG	47,700	2,212
Total		4,512

Canada 0.61%
RONA Inc.*	57,834	1,150

China 1.25%
Shanghai Forte Land Co. Ltd.	4,460,000	1,291
Weichai Power Co., Ltd.	439,000	1,059
Total		2,350

Denmark 0.94%
GN Store Nord A/S	159,200	1,772

France 2.81%
Gaz de France*	3,996	131
Ipsos S.A.	15,500	1,708
Neopost S.A.	37,000	3,441
Total		5,280

Germany 7.55%
AWD Holding AG	56,037	2,563
Fresenius Medical Care AG ADR	96,600	2,807
IVG Immobilien AG	117,363	2,376
Puma AG Rudolf Dassler Sport	7,568	1,897
Rheinmetall AG	32,185	1,797
Techem AG*	63,048	2,767
Total		14,207

Greece 1.64%
Piraeus Bank S.A.	162,117	$3,094

Hong Kong 4.50%
China Merchants Holdings (Int’l.) Co. Ltd.	870,800	1,770
Dah Sing Financial Group	132,222	966
Hong Kong Exchanges & Clearing Ltd.	714,900	2,221
Hong Kong Land Holdings Ltd.	661,063	2,155
Techtronic Industries Co., Ltd.	547,500	1,359
Total		8,471

Hungary 1.75%
Richter Gedeon Ltd. GDR	20,947	3,299

India 0.91%
ICICI Bank Ltd. ADR	65,100	1,719

Ireland 1.56%
DEPFA BANK plc	181,541	2,927

Italy 7.40%
Davide Campari-Milano S.p.A.	367,000	2,857
Hera S.p.A.	969,600	2,724
Milano Assicurazioni S.p.A.	535,800	3,534
Pirelli & C. Real Estate S.p.A	46,269	2,782
Societa Initiative Autostradali e Servizi S.p.A.	142,000	2,023
Total		13,920

Japan 22.89%
Arrk Corp.	32,800	1,567
Avex Group Holdings Inc.	122,500	1,904
Creed Corp.	8	30
Diamond City Co., Ltd.	55,400	1,651
Don Quijote Co., Ltd.	62,600	3,569
Gulliver Int’l. Co., Ltd.	11,420	1,521
J-OIL MILLS, INC.	309,000	1,352
Japan Cash Machine Co. Ltd.	63,600	1,264

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Joint Corp.	32,900	$1,396
Jupiter Telecommunications Co., Ltd.*	2,589	2,153
K.K. daVinci Advisors*	426	1,444
Matsumotokiyoshi Co., Ltd.	68,000	1,778
MISUMI Group Inc.	53,400	1,748
Mitsui Mining & Smelting Co., Ltd.	470,200	2,258
Nitori Co., Ltd.	28,750	1,987
OBIC Business Consultants Co., Ltd.	37,900	1,719
Park24 Co., Ltd.	106,400	2,205
Shinko Electric Industries Co., Ltd.	47,500	1,994
Sumitomo Real Estate Sales Co., Ltd.	31,500	1,348
Sumitomo Rubber Industries, Ltd.	241,700	2,432
THK Co., Ltd.	84,800	1,878
Tis Inc.	39,800	1,168
Yamada Denki Co., Ltd.	52,800	2,982
ZEON Corp.	208,000	1,717
Total		43,065

Luxembourg 1.02%
Gemplus Int’l. S.A.*	786,935	1,918

Netherlands 3.65%
Aalberts Industries N.V.	45,300	2,426
Royal P&O Nedlloyd N.V.	26,603	1,831
SBM Offshore N.V.	35,663	2,607
Total		6,864

Russia 1.45%
NovaTek OAO GDR*+	16,800	344
Vimpel-Communications ADR*	61,900	2,376
Total		2,720

South Korea 1.74%
Hana Bank	61,740	1,964
NHN Corp.*	10,649	1,317
Total		3,281

Spain 8.24%
ACS, Actividades de Construccion y Servicios, S.A.	83,201	$2,406
Corporacion Mapfre S.A.	176,399	2,952
Fadesa Inmobiliaria, S.A.	65,130	1,919
Grupo Empresarial ENCE, S.A.	42,500	1,201
IBERIA, Lineas Aereas de Espana, S.A.	412,800	1,271
Indra Sistemas, S.A.	160,500	3,189
Prosegur Compania de Seguridad, S.A.	109,800	2,569
Total		15,507

Sweden 1.26%
Getinge AB Class B	177,900	2,371

Switzerland 4.04%
Actelion Ltd.*	20,000	2,145
Geberit AG	3,350	2,253
Nobel Biocare Holding AG	15,150	3,198
Total		7,596

Taiwan 1.36%
Chi Mei Optoelectronics Corp.	1,178,000	1,729
Far EasTone Telecommunications Co., Ltd.	678,000	833
Total		2,562

Turkey 0.64%
Turkiye Is Bankasi (Isbank) A.S. GDR Registered Shares	211,200	1,203

United Kingdom 14.36%
Abbot Group plc	348,793	1,575
AWG plc	156,100	2,663
Balfour Beatty plc	317,074	1,941
Cairn Energy plc*	87,000	2,294
CSR plc*	325,854	2,806
easyJet plc*	608,000	2,573
Intertek Group plc	183,700	2,302

See Notes to Schedule of Investments.

2

		U.S. $
		Value
Investments	Shares	(000)
Michael Page Int’l. plc	536,800	$2,226
Northgate plc	105,100	1,818
Paladin Resources plc	752,400	3,365
Peter Hambro Mining plc*	132,000	1,500
RHM plc*	381,381	1,944
Total		27,007

Total Common Stocks (cost $140,941,385)		181,554

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 2.13%

Repurchase Agreement 2.13%
Repurchase Agreement dated 7/29/2005, 2.66% due 8/1/2005 with State Street Bank & Trust Co. collateralized by $4,100,000 of Federal Home Loan Bank at 3.75% due 1/16/2007; value: $4,084,625; proceeds: $4,002,937 (cost $4,002,049)	$4,002	4,002

Total Investments in Securities 98.63% (cost $144,943,434)		185,556
Foreign Cash and Other Assets in Excess of Liabilities 1.37%		2,575
Net Assets 100.00%		$188,131

*	Non-income producing security.
+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
ADR	American Depository Receipt.
GDR	Global Depository Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND July 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 94.25%

Aerospace & Defense 3.41%
Boeing Co. (The)	2,160	$141
General Dynamics Corp.	3,530	407
Honeywell Int’l., Inc.	8,240	324
Raytheon Co.	8,840	348
Total		1,220

Air Freight & Couriers 0.68%
United Parcel Service, Inc. Class B	3,320	242

Beverages 2.49%
Diageo plc ADR	6,545	364
PepsiCo, Inc.	9,662	527
Total		891

Biotechnology 0.72%
MedImmune, Inc.*	9,060	257

Chemicals 4.32%
E.I. du Pont de Nemours & Co.	10,977	469
Monsanto Co.	5,993	404
Potash Corp. of Saskatchewan, Inc.(a)	1,616	172
Praxair, Inc.	10,174	502
Total		1,547

Commercial Banks 4.08%
Bank of America Corp.	11,392	497
Bank of New York Co., Inc. (The)	16,881	519
Marshall & Ilsley Corp.	3,610	166
Mellon Financial Corp.	2,363	72
PNC Financial Services Group, Inc. (The)	360	20
Wachovia Corp.	3,720	187
Total		1,461

Commercial Services & Supplies 1.19%
Waste Management, Inc.	15,150	426

Communications Equipment 1.93%
Motorola, Inc.	32,595	690

Computers & Peripherals 1.91%
EMC Corp.*	22,410	307
Hewlett-Packard Co.	15,280	$376
Total		683

Construction & Engineering 0.80%
Fluor Corp.	4,510	288

Diversified Consumer Services 0.42%
IAC/InterActiveCorp*	5,680	152

Diversified Financials 3.08%
Citigroup Inc.	11,109	483
JPMorgan Chase & Co.	17,655	621
Total		1,104

Diversified Telecommunication Services 5.16%
BellSouth Corp.	10,480	289
SBC Communications Inc.	24,525	600
Sprint FON Corp.	13,760	370
Verizon Communications Inc.	17,195	589
Total		1,848

Electric Utilities 0.67%
Ameren Corp.	3,020	168
Southern Co.	2,070	72
Total		240

Electrical Equipment 1.16%
Emerson Electric Co.	6,311	415

Energy Equipment & Services 3.64%
Baker Hughes Inc.	9,492	537
Schlumberger Ltd. (a)	9,124	764
Total		1,301

Food & Staples Retailing 2.84%
CVS Corp.	11,940	371
Kroger Co. (The)*	32,455	644
Total		1,015

Food Products 3.50%
Campbell Soup Co.	9,300	287
H.J. Heinz Co. Ltd.	5,945	219
Kraft Foods Inc. Class A	24,485	748
Total		1,254

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Gas Utilities 0.48%
El Paso Corp.	14,420	$173

Healthcare Equipment & Supplies 2.01%
Baxter Int’l. Inc.	16,973	666
Guidant Corp.	780	54
Total		720

Healthcare Providers & Services 0.47%
CIGNA Corp.	1,575	168

Household Products 3.08%
Clorox Co. (The)	4,780	267
Kimberly-Clark Corp.	7,460	476
Procter & Gamble Co. (The)	6,490	361
Total		1,104

Industrial Conglomerates 2.10%
General Electric Co.	21,770	751

Insurance 2.94%
Aflac, Inc.	5,500	248
American Int’l. Group, Inc.	4,520	272
Chubb Corp. (The)	890	79
Hartford Financial Services Group, Inc. (The)	5,636	454
Total		1,053

Internet Software & Services 1.33%
Automatic Data Processing, Inc.	10,690	475

IT Services 0.34%
Electronic Data Systems Corp.	5,830	120

Machinery 5.29%
Caterpillar, Inc.	4,880	263
Deere & Co.	9,726	715
Eaton Corp.	2,072	135
Illinois Tool Works, Inc.	41	4
Pall Corp.	6,710	208
Parker Hannifin Corp.	8,639	568
Total		1,893

Media 4.40%
Comcast Corp. Class A*	16,318	$490
Tribune Co.	11,217	409
Viacom, Inc. Class B	4,620	155
Walt Disney Co. (The)	20,243	519
Total		1,573

Metals & Mining 2.92%
Barrick Gold Corp.(a)	15,710	385
Newmont Mining Corp.	17,542	659
Total		1,044

Multi-Line Retail 0.80%
Wal-Mart Stores, Inc.	5,770	285

Office Electronics 0.81%
Xerox Corp.*	21,860	289

Oil & Gas 5.29%
Exxon Mobil Corp.	32,227	1,893

Paper & Forest Products 2.17%
International Paper Co.	24,545	776

Personal Products 1.72%
Gillette Co. (The)	11,449	614

Pharmaceuticals 12.10%
Bristol-Myers Squibb Co.	10,720	268
GlaxoSmithKline plc ADR	11,460	544
Merck & Co., Inc.	10,674	332
Novartis AG ADR	16,673	812
Pfizer, Inc.	36,590	970
Schering-Plough Corp.	17,886	372
Teva Pharmaceutical Industries Ltd.	6,090	191
Wyeth	18,415	842
Total		4,331

Road & Rail 1.61%
Canadian National Railway Co.(a)	2,569	171
Union Pacific Corp.	5,780	406
Total		577

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Software 1.63%
Microsoft Corp.	22,860	$585

Specialty Retail 0.39%
RadioShack Corp.	5,880	138

Textiles & Apparel 0.37%
NIKE, Inc. Class B	1,567	131

Total Common Stocks (cost $32,501,276)		33,727

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 5.65%

Repurchase Agreement 5.65%
Repurchase Agreement dated 7/29/2005, 2.66% due 8/1/2005 with State Street Bank & Trust Co. collateralized by $2,075,000 of Federal Home Loan Bank at 3.75% due 1/16/2007; value: $2,067,219; proceeds: $2,022,570 (cost $2,022,121)	$2,022	2,022

Total Investments in Securities 99.90% (cost $34,523,397)		35,749
Other Assets in Excess of Liabilities 0.10%		35
Net Assets 100.00%		$35,784

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. This report covers the following five funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”), Alpha Strategy Fund (“Alpha Fund” formerly known as “Alpha Series”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), and Lord Abbett Large-Cap Value Fund (“Large-Cap Value Fund”).

All Value Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Alpha Fund’s, International Core Equity Fund’s and International Opportunities Fund’s investment objective is long-term capital appreciation.  Alpha Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).  Large-Cap Value Fund’s investment objective is to seek a high level of total return.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Events occuring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked price is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)          Forward Foreign Currency Exchange Contracts–International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.  As of July 31, 2005, there were no open forward foreign currency exchange contracts outstanding.

(d)         Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)          When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.              FEDERAL TAX INFORMATION

As of July 31, 2005, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value Fund	Alpha Fund	International Core Equity Fund
Tax cost	$2,231,160,420	$135,058,076	$202,233,133
Gross unrealized gain	341,216,570	27,093,449	13,112,435
Gross unrealized loss	(35,581,780)	(429,439)	(2,096,038)
Net unrealized security gain	$305,634,790	$26,664,010	$11,016,397

	International Opportunities Fund	Large-Cap Value Fund
Tax cost	$144,960,152	$34,531,018
Gross unrealized gain	42,702,368	2,188,123
Gross unrealized loss	(2,106,712)	(970,040)
Net unrealized security gain	$40,595,656	$1,218,083

The difference between book-basis & tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest.

Large value stocks, in which All Value Fund and Large-Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of a particular value stock for a long time.  In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to their investments in multinational companies, All Value Fund and Large-Cap Value Fund may experience increased market, liquidity, currency, political, information, and other risks.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies.  Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

These factors can affect each Fund’s performance.

Underlying Fund Information (unaudited)

Alpha Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett.  As of July 31, 2005, Alpha Fund’s investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class Y	29.40%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class Y	29.77%
Lord Abbett Securities Trust – International Opportunities Fund – Class Y	38.31%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2005, for Lord Abbett Developing Growth Fund, Inc., Lord Abbett Securities Trust – International Opportunities Fund, and Lord Abbett Research Fund, Inc. – Small-Cap Value Fund, are as follows:

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Bright Horizons Family Solutions, Inc.	1.59%
Cal Dive Int’l., Inc.	1.51%
SVB Financial Group	1.49%
ArthroCare Corp.	1.46%
SFBC Int’l., Inc.	1.38%
Sybron Dental Specialities, Inc.	1.38%
Resources Connection, Inc.	1.35%
Scientific Games Corp. Class A	1.35%
Unit Corp.	1.35%
Blue Coat Systems, Inc.	1.32%

Holdings by Sector	% of Investments
Auto & Transportation	2.10%
Consumer Discretionary	24.82%
Consumer Staples	0.53%
Financial Services	10.54%
Healthcare	18.52%
Integrated Oils	1.08%
Materials & Processing	1.71%
Other Energy	12.59%
Producer Durables	4.38%
Short-Term Investment	1.46%
Technology	22.27%
Total	100.00%

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
State Sreet Repurchase Agreement	2.16%
Don Quijote Co., Ltd.	1.92%
Milano Assicurazioni S.p.A.	1.90%
Neopost S.A.	1.85%
Paladin Resources plc	1.81%
Richter Gedeon Ltd. GDR	1.78%
Nobel Biocare Holding AG	1.72%
Indra Sistemas, S.A.	1.72%
Piraeus Bank S.A.	1.67%
Yamada Denki Co., Ltd.	1.61%

Holdings by Sector	% of Investments
Basic Materials	4.98%
Conglomerates	0.96%
Consumer Cyclicals	15.26%
Consumer Non-Cyclicals	5.31%
Diversified Financials	0.93%
Energy	5.58%
Healthcare	7.48%
Industrial Goods & Services	18.20%
Non-Property Financials	13.57%
Property & Property Services	5.98%
Short-Term Investment	2.16%
Technology	9.53%
Telecommunications	2.98%
Transportation	3.07%
Utilities	4.01%
Total	100.00%

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Quanex Corp.	4.05%
Trinity Industries, Inc.	3.02%
UNOVA, Inc.	2.17%
Carlisle Cos., Inc.	2.10%
Simpson Manufacturing Co., Inc.	1.88%
Hughes Supply, Inc.	1.75%
Woodward Governor Co.	1.64%
Wabtec Corp.	1.60%
Modine Manufacturing Co.	1.59%
NCI Building Systems, Inc.	1.53%

Holdings by Sector	% of Investments
Auto & Transportation	15.04%
Consumer Discretionary	8.36%
Consumer Staples	2.35%
Financial Services	10.16%
Healthcare	3.17%
Integrated Oils	1.28%
Materials & Processing	23.45%
Other	5.11%
Other Energy	6.26%
Producer Durables	12.99%
Short-Term Investment	6.69%
Technology	4.32%
Utilities	0.82%
Total	100.00%

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND July 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 93.03%

Banks: Outside New York City 3.73%
Community Bancorp*	8,200	$271

Biotechnology Research & Production 8.13%
Kendle Int’l. Inc.*	16,900	310
Matrixx Initiatives, Inc.*	12,600	156
Regeneration Technologies, Inc.*	8,700	66
Vion Pharmaceuticals, Inc.*	20,900	58
Total		590

Casinos & Gambling 5.25%
Mikohn Gaming Corp.*	13,700	192
Youbet.com, Inc.*	34,300	189
Total		381

Chemicals 4.52%
Medis Technologies Ltd.*	9,500	160
Ultralife Batteries, Inc.*	10,400	168
Total		328

Communications Technology 3.00%
Telkonet, Inc.*	42,500	218

Computer Services Software & Systems 12.32%
Aladdin Knowledge Systems Ltd.*(a)	5,900	113
Digitas Inc.*	19,200	217
Ecollege.Com, Inc.*	9,300	110
Electronic Clearing House, Inc.*	14,400	122
Nestor, Inc.*	22,500	129
Online Resources Corp.*	19,900	203
Total		894

Computer Technology 1.29%
Digital Recorders, Inc.*	30,400	94

Consumer Products 3.79%
Citi Trends, Inc.*	10,000	275

Drugs & Pharmaceuticals 4.37%
BioCryst Pharmaceuticals, Inc.*	16,600	116
SFBC Int’l., Inc.*	5,000	201
Total		317

Electronics: Instruments, Gauges & Meters 2.89%
Measurement Specialties, Inc.*	8,300	$210

Electronics: Medical Systems 4.01%
PhotoMedex, Inc.*	60,800	170
RITA Medical Systems, Inc.*	29,700	121
Total		291

Electronics: Semi-Conductors / Components 2.80%
International DisplayWorks, Inc.*	11,850	85
Windsortech, Inc.*	64,600	118
Total		203

Finance Companies 3.10%
Asta Funding, Inc.	8,400	225

Financial Data Processing Services & Systems 2.47%
CyberSource Corp.*	25,500	179

Health & Personal Care 2.53%
NovaMed, Inc.*	25,000	184

Jewelry Watches & Gemstones 1.32%
LJ Int’l. Inc.*(a)	44,200	96

Machinery: Specialty 2.60%
TurboChef Technologies, Inc.*	10,900	189

Medical & Dental Instruments & Supplies 5.35%
MEDTOX Scientific, Inc.*	10,900	76
Molecular Devices Corp.*	9,500	202
Neogen Corp.*	6,650	110
Total		388

Oil: Crude Producers 1.24%
Gasco Energy, Inc.*	22,900	90

Printing and Copying Services 1.58%
TRM Corp.*	6,100	115

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Radio & TV Broadcasters 1.49%
WPT Enterprises, Inc.*	5,000	$108

Retail 7.52%
Bon-Ton Stores, Inc. (The)	9,700	210
Caché, Inc.*	10,900	194
Design Within Reach, Inc.*	7,600	142
Total		546

Services: Commercial 2.29%
Exponent, Inc.*	5,600	166

Textiles Apparel Manufacturers 5.44%
Oxford Industries, Inc.	5,400	254
True Religion Apparel, Inc.*	8,300	141
Total		395

Total Common Stocks (cost $5,387,410)		6,753

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 7.40%

Repurchase Agreement 7.40%
Repurchase Agreement dated 7/29/2005, 2.66% due 8/1/2005 with State Street Bank & Trust Co. collateralized by $550,000 of Federal Home Loan Mortgage Corp. at 3.75% due 4/15/2007; value: $551,375; proceeds: $537,320 (cost $537,201)	$537	537

Total Investments in Securities 100.43% (cost $5,924,611)		7,290
Liabilities in Excess of Other Assets (0.43%)		(31)
Net Assets 100.00%		$7,259

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND July 31, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 94.48%

Aerospace 4.97%
Allied Defense Group, Inc. (The)*	10,500	$258
Ladish Co., Inc.*	39,400	611
Total		869

Agriculture, Fishing & Ranching 1.35%
Andersons, Inc. (The)	5,700	237

Air Transportation 1.42%
Frontier Airlines, Inc.*	20,200	248

Auto Parts: After Market 2.08%
Keystone Automotive Industries, Inc.*	13,800	364

Banks 0.08%
North Bay Bancorp	500	14

Banks: Outside New York City 7.08%
CoBiz, Inc.	10,150	186
Columbia Bancorp	10,200	213
Dearborn Bancorp, Inc.*	8,720	227
Franklin Bank Corp.*	13,500	248
Pennsylvania Commerce Bancorp, Inc.*	4,600	160
Southwest Bancorp, Inc.	8,900	204
Total		1,238

Chemicals 1.92%
NuCO2, Inc.*	8,200	214
Quaker Chemical Corp.	6,600	122
Total		336

Communications Technology 1.35%
Bel Fuse Inc. Class A	8,600	236

Computer Services Software & Systems 1.62%
Moldflow Corp.*	18,100	284

Computer Technology 2.63%
Fargo Electronics, Inc.*	13,100	233
Mobility Electronics, Inc.*	19,600	227
Total		460

Construction 1.22%
Modtech Holdings, Inc.*	35,900	$213

Containers & Packaging: Metal & Glass 1.44%
Mobile Mini, Inc.*	6,000	252

Diversified Financial Services 0.83%
American Physicians Service Group, Inc.	12,100	145

Electrical Equipment & Components 2.99%
AZZ, inc.*	12,600	227
Powell Industries, Inc.*	12,800	297
Total		524

Electrical: Household Appliance 1.25%
Emerson Radio Corp.*	64,400	218

Financial Miscellaneous 0.73%
Financial Federal Corp.	3,300	127

Foods 0.65%
Tasty Baking Co.	13,100	114

Funeral Parlors & Cemetery 2.69%
Carriage Services, Inc.*	46,100	291
Rock of Ages Corp.	28,900	179
Total		470

Healthcare Facilities 1.73%
Capital Senior Living Corp.*	37,900	303

Healthcare Management Services 2.27%
American Dental Partners, Inc.*	14,400	397

Hotel/Motel 1.48%
Interstate Hotels & Resorts, Inc.*	52,600	259

Identification Control & Filter Devices 0.86%
Robbins & Myers, Inc.	6,900	150

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Insurance: Property-Casualty 3.20%
Donegal Group Inc.	14,000	$309
Navigators Group, Inc. (The)*	6,800	251
Total		560

Machinery: Industrial/Specialty 2.45%
Tennant Co.	4,600	170
Twin Disc, Inc.	10,300	259
Total		429

Machinery: Oil Well Equipment & Services 1.79%
Lufkin Industries, Inc.	6,500	314

Machinery: Specialty 1.53%
Key Technology, Inc.*	20,700	268

Medical & Dental Instruments & Supplies 3.79%
ICU Medical, Inc.*	4,700	155
Meridian Bioscience Inc.	12,500	312
Molecular Devices Corp.*	9,200	196
Total		663

Metal Fabricating 1.18%
NN, Inc.	15,800	206

Metals & Minerals Miscellaneous 1.62%
A.M. Castle & Co.*	18,600	283

Miscellaneous Materials & Commodities 1.18%
Lydall, Inc.*	21,600	206

Oil: Crude Producers 1.53%
Pioneer Drilling Co.*	17,700	267

Pollution Control & Environmental Services 2.12%
Team, Inc.*	17,400	371

Railroads 0.50%
Genesee & Wyoming Inc. Class A*	2,887	87

Real Estate Investment Trusts 0.97%
Agree Realty Corp.	5,500	$169

Rental & Leasing Services: Commercial 1.73%
McGrath RentCorp	11,600	302

Retail 1.63%
Rush Enterprises, Inc. Class B*	17,900	286

Savings & Loan 1.45%
Beverly Hills Bancorp Inc.	23,700	253

Services: Commercial 14.25%
Ambassadors Int’l., Inc.	5,300	224
Exponent, Inc.*	16,600	493
Hudson Highland Group, Inc.*	14,900	310
Integrated Alarm Services Group, Inc.*	47,900	225
Monro Muffler Brake, Inc.	14,000	405
SM&A*	44,200	388
Waste Industries USA, Inc.	17,000	233
World Fuel Services Corp.	8,700	214
Total		2,492

Shoes 0.86%
Skechers U.S.A., Inc. Class A*	9,200	151

Steel 0.70%
Steel Technologies Inc.	5,700	122

Telecommunications Equipment 1.90%
C-Cor Inc.*	39,900	332

Textiles Apparel Manufacturers 3.36%
Hartmarx Corp.*	22,600	231
Lakeland Industries, Inc.*	22,100	357
Total		588

Tobacco 0.74%
Alliance One Int’l., Inc.	21,500	130

Transportation Miscellaneous 1.89%
Hub Group, Inc. Class A*	2,800	87

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Quixote Corp.	12,000	$244
Total		331

Truckers 0.96%
P.A.M. Transportation Services, Inc.*	10,200	168

Utilities: Gas Distributors 0.51%
Chesapeake Utilities Corp.	2,900	90

Total Common Stocks (cost $12,087,065)		16,526

	Principal
	Amount
Investments	(000)
SHORT-TERM INVESTMENT 5.22%

Repurchase Agreement 5.22%
Repurchase Agreement dated 7/29/2005, 2.66% due 8/1/2005 with State Street Bank & Trust Co. collateralized by $940,000 of Federal Home Loan Bank at 3.75% due 1/16/2007; value: $936,475; proceeds: 913,623 (cost $913,421)	$913	913

Total Investments in Securities 99.70% (cost $13,000,486)		17,439
Other Assets in Excess of Liabilities 0.30%		53
Net Assets 100.00%		$17,492

*	Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro-Cap Growth Fund”), and Lord Abbett Micro-Cap Value Fund (“Micro-Cap Value Fund”).

The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)          Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of July 31, 2005, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro-Cap Growth Fund	Micro-Cap Value Fund
Tax cost	$5,924,611	$13,003,847
Gross unrealized gain	1,641,289	4,719,961
Gross unrealized loss	(275,884)	(284,545)
Net unrealized security gain	$1,365,405	$4,435,416

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

Item 2:   Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the fiing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:   Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:  September 23, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:  September 23, 2005